Guggenheim S&P 500® Equal Weight ETF Series
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim S&P 500® Equal Weight ETF

Supplement dated August 28, 2017 to the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) for the Guggenheim S&P 500® Equal Weight ETF.

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED JUNE 29, 2017.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

At a meeting held on August 24, 2017, Security Investors, LLC (the “Advisor”), the investment adviser to the Guggenheim S&P 500® Equal Weight ETF (the “Fund”), a separate series of Rydex ETF Trust (the “Trust”), recommended, and the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved, a reduction in the management fee paid by the Fund to the Advisor from 0.40% to 0.20%. Therefore, effective immediately, the changes described below apply to the Fund’s Prospectus.

A.	In the Prospectus, the tables located under “Fees and Expenses of the Fund” and “Example” in the Fund Summary section are deleted and replaced in their entirety with the following:

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Equal Weight ETF Series	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guggenheim S&P 500® Equal Weight ETF Series
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[2]
Net Expenses (as a percentage of Assets)	0.20%	[1]
[1]	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees. Effective, August 24, 2017, the management fee for the Fund was reduced from 0.40% to 0.20%.
[2]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2016.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Equal Weight ETF Series | USD ($)	20	64	113	255

B.	In the Statutory Prospectus, the table located under the headings “Management of the Funds – Investment Advisor” is revised to reflect a management fee of 0.20% for the Fund.

The reduction in the advisory fee will have no effect on the nature and quality of the advisory services currently provided by the Advisor.

Please retain this supplement for future reference.

RSP-COMBO-SUP-2-0817x0218